SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SHORT-TERM BANK LOANS

NOTE 10 – SHORT-TERM BANK LOANS

Bank loans consist of the following:

Credit agreement entered date	Provider	Facilities	Interest rate	Utilized as of December 31,
				2024	2023
October 27, 2020	Hang Seng Bank (“HSB”)	Non-revolving term loan under SME Financing Guarantee Scheme (the “SME FGS Term Loan”)	BLR minus 2.25% p.a.	$594,009	$627,881
January 19, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	245,173	297,203
May 5, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	115,230	126,477
May 6, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	145,671	154,915
May 10, 2022	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	362,121	381,204

			Total:	$1,462,204	$1,587,680

The bank loans were primarily obtained for general working capital.

As of December 31, 2024 and 2023, the Company’s bank loans contain a repayment on demand clause that provides the bank with an unconditional right to demand repayment at any time at its own discretion. Due to the repayment on demand clause, such amount of bank loans were classified as current liabilities. These bank loans were secured by personal guarantee provided by one of the directors of the Company. The amounts due are based on scheduled repayment dates set out in the banking facilities letters and the subsequently revised repayment schedules. All the Company’s bank loans carried variable interest at BLR minus 2.25% per annum.

The effective interest rate for the year ended December 31, 2024 was 3.375% to 3.500% per annum. The effective interest rate for the year ended December 31, 2023 was ranged from 3.375% to 3.500% per annum. All the Company’s bank loans are repayable on demand or with their respective last instalment repayable in March 2029, May 2029, December 2030, May 2031, and May 2032, respectively.

Interest expense on the bank loans totaled $54,838, $56,084, and $41,076 during the years ended December 31, 2024, 2023 and 2022, respectively.